Summary of Significant Accounting Policies - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Derivative assets
Total derivative liabilities		$ 155	¥ 1,050
Total short-term investment		$ 189	1,284	1,560
Quoted price in active markets for identical assets Level 1 [Member]
Derivative assets
Total short-term investment			1,284
Significant other observable inputs Level 2 [Member]
Derivative assets
Total short-term investment
Significant unobservable inputs Level 3 [Member]
Derivative assets
Total short-term investment
Fair Value, Recurring [Member]
Short-term investments:
Investment in marketable equity security	[1]		1,284	1,480
Derivative assets
Total derivative liabilities			1,050
Total short-term investment				1,560
Fair Value, Recurring [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Short-term investments:
Investment in marketable equity security	[1]		1,284	1,480
Derivative assets
Total derivative liabilities
Total short-term investment				1,480
Fair Value, Recurring [Member] | Significant other observable inputs Level 2 [Member]
Short-term investments:
Investment in marketable equity security	[1]
Derivative assets
Total derivative liabilities			1,050
Total short-term investment				80
Fair Value, Recurring [Member] | Significant unobservable inputs Level 3 [Member]
Short-term investments:
Investment in marketable equity security	[1]
Derivative assets
Total derivative liabilities
Total short-term investment
Fair Value, Recurring [Member] | Foreign currency swap contracts [Member]
Derivative assets
Derivative assets	[2]			27
Total derivative liabilities	[2]		1,028
Fair Value, Recurring [Member] | Foreign currency swap contracts [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Derivative assets
Derivative assets	[2]
Total derivative liabilities	[2]
Fair Value, Recurring [Member] | Foreign currency swap contracts [Member] | Significant other observable inputs Level 2 [Member]
Derivative assets
Derivative assets	[2]			27
Total derivative liabilities	[2]		1,028
Fair Value, Recurring [Member] | Foreign currency swap contracts [Member] | Significant unobservable inputs Level 3 [Member]
Derivative assets
Derivative assets	[2]
Total derivative liabilities	[2]
Fair Value, Recurring [Member] | Interest rate swap contracts [Member]
Derivative assets
Derivative assets	[2]			53
Total derivative liabilities	[2]		22
Fair Value, Recurring [Member] | Interest rate swap contracts [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Derivative assets
Derivative assets	[2]
Total derivative liabilities	[2]
Fair Value, Recurring [Member] | Interest rate swap contracts [Member] | Significant other observable inputs Level 2 [Member]
Derivative assets
Derivative assets	[2]			53
Total derivative liabilities	[2]		22
Fair Value, Recurring [Member] | Interest rate swap contracts [Member] | Significant unobservable inputs Level 3 [Member]
Derivative assets
Derivative assets	[2]
Total derivative liabilities	[2]

[1]	Jilin Zhengye had investment in common shares of Jiangxi Zhengbang Technology Co., Ltd. (“Zhengbang”), which is a public company listed on Shanghai Stock Exchange. The investment in Zhengbang with readily determinable fair value is measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.
[2]	Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 28, 2024 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.047840 with the notional amount of RMB20,222; and (ii) exchange the monthly floating rate interest payment denominated in JPY for a fixed rate of 3.15% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts were terminated on November 24, 2025 and November 25, 2025, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss as unrealized gains (losses) on marketable equity securities and derivative instruments.

Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 7, 2025 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.046410 with the notional amount of RMB10,568; and (ii) exchange the monthly floating rate interest payment denominated in JPY (see Note 7) for a fixed rate of 2.89% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts will be terminated on November 5, 2026 and November 6, 2026, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss as unrealized gains (losses) on marketable equity securities and derivative instruments.